Organization and Business Description - Schedule of Consolidated Financial Statements of the Company (Details)	12 Months Ended
Sep. 30, 2025
Jin Med [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Jan. 14, 2020
Place of Incorporation	Cayman Island
% of Ownership	Parent
Principal Activities	Investment holding
Zhongjin HK [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Feb. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100%
Principal Activities	Investment holding
Erhua Med [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Sep. 24, 2020
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	WFOE, Investment holding
Changzhou Zhongjin [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Jan. 26, 2006
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products
Taizhou Zhongjin [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Jun. 17, 2013
Place of Incorporation	PRC
% of Ownership	100% controlled subsidiary of the VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products
Zhongjin Jing’ao [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Dec. 18, 2014
Place of Incorporation	PRC
% of Ownership	100% controlled subsidiary of the VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products
Zhongjin Kangma [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Aug. 21, 2023
Place of Incorporation	PRC
% of Ownership	80% controlled subsidiary of the VIE
Principal Activities	Sales of wheelchair and other mobility products
Anhui Zhongjin [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Oct. 07, 2023
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	Not in operation yet
Zhongjin Kangma Health [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Feb. 19, 2025
Place of Incorporation	PRC
% of Ownership	100% controlled subsidiary of the Zhongjin Kangma
Principal Activities	Newly incorporated – not in operation yet
Guangxi Zhongjin [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Dec. 11, 2025
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	Newly incorporated – not in operation yet